Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23000%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.610%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.060%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.560%	February 15, 2020
Class B Notes	$47,350,000.00	1.970%	April 15, 2020
Class C Notes	$31,570,000.00	2.160%	August 15, 2020
Class D Notes	$31,570,000.00	2.750%	May 15, 2021
Total	$1,609,900,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,731,860.39

Principal:
Principal Collections	$33,670,885.91
Prepayments in Full	$30,830,431.18
Liquidation Proceeds	$282,914.82
Recoveries	$0.00
Sub Total	$64,784,231.91
Collections	$69,516,092.30

Purchase Amounts:
Purchase Amounts Related to Principal	$229,857.06
Purchase Amounts Related to Interest	$601.47
Sub Total	$230,458.53

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$69,746,550.83

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	3
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$69,746,550.83
Servicing Fee	$1,272,982.26	$1,272,982.26	$0.00	$0.00	$68,473,568.57
Interest - Class A-1 Notes	$48,526.92	$48,526.92	$0.00	$0.00	$68,425,041.65
Interest - Class A-2 Notes	$258,233.33	$258,233.33	$0.00	$0.00	$68,166,808.32
Interest - Class A-3 Notes	$445,553.33	$445,553.33	$0.00	$0.00	$67,721,254.99
Interest - Class A-4 Notes	$137,163.00	$137,163.00	$0.00	$0.00	$67,584,091.99
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$67,584,091.99
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$67,506,359.07
Second Priority Principal Payment	$18,572,506.15	$18,572,506.15	$0.00	$0.00	$48,933,852.92
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$48,877,026.92
Third Priority Principal Payment	$31,570,000.00	$31,570,000.00	$0.00	$0.00	$17,307,026.92
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$17,234,679.00
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,234,679.00
Regular Principal Payment	$180,024,682.09	$17,234,679.00	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$69,746,550.83

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$18,572,506.15
Third Priority Principal Payment					$31,570,000.00
Regular Principal Payment					$17,234,679.00
Total					$67,377,185.15
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$67,377,185.15	$176.61	$48,526.92	$0.13	$67,425,712.07	$176.74
Class A-2 Notes	$0.00	$0.00	$258,233.33	$0.51	$258,233.33	$0.51
Class A-3 Notes	$0.00	$0.00	$445,553.33	$0.88	$445,553.33	$0.88
Class A-4 Notes	$0.00	$0.00	$137,163.00	$1.30	$137,163.00	$1.30
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$67,377,185.15	$41.85	$1,096,383.42	$0.68	$68,473,568.57	$42.53

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$230,167,188.24	0.6033216	$162,790,003.09	0.4267104
Class A-2 Notes	$508,000,000.00	1.0000000	$508,000,000.00	1.0000000
Class A-3 Notes	$504,400,000.00	1.0000000	$504,400,000.00	1.0000000
Class A-4 Notes	$105,510,000.00	1.0000000	$105,510,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,458,567,188.24	0.9059986	$1,391,190,003.09	0.8641468

Pool Information
Weighted Average APR	3.657%	3.623%
Weighted Average Remaining Term	53.09	52.23
Number of Receivables Outstanding	72,112	69,903
Pool Balance	$1,527,578,708.58	$1,462,357,432.00
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,438,894,822.72	$1,376,854,682.09
Pool Factor	0.9127691	0.8737976

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$21,935,361.48
Yield Supplement Overcollateralization Amount	$85,502,749.91
Targeted Overcollateralization Amount	$99,070,284.35
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$71,167,428.91

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	3

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		191	$207,187.61
(Recoveries)		0	$0.00
Net Losses for Current Collection Period			$207,187.61
Cumulative Net Losses Last Collection Period			$45,828.86
Cumulative Net Losses for all Collection Periods			$253,016.47

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.16%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.68%	437	$9,893,348.70
61-90 Days Delinquent	0.04%	26	$635,870.79
91-120 Days Delinquent	0.01%	4	$132,975.32
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.73%	467	$10,662,194.81

Repossession Inventory:
Repossessed in the Current Collection Period		17	$424,071.31
Total Repossessed Inventory		23	$650,834.08

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Prior Collection Period			0.0003%
Prior Collection Period			0.0348%
Current Collection Period			0.1666%
Three Month Average			0.0673%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			—%
Prior Collection Period			0.0555%
Current Collection Period			0.0429%
Three Month Average			0.0328%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer